PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 85.8%
U.S. Treasury Obligations 46.1%
U.S. Treasury Bonds	4.125%	08/15/44	1,800	$1,688,345
U.S. Treasury Notes	3.625	09/30/31	10,000	9,968,750
U.S. Treasury Notes	3.875	08/15/34	2,000	1,992,500
U.S. Treasury Notes	4.125	10/31/26	5,800	5,822,656
U.S. Treasury Notes	4.125	10/31/29	16,000	16,331,250

Total U.S. Treasury Obligations (cost $35,271,563)				35,803,501

	Shares
Unaffiliated Exchange-Traded Funds 15.6%
iShares Core S&P 500 ETF	3,100	2,129,328
Vanguard Extended Duration Treasury ETF	8,000	550,640
Vanguard Intermediate-Term Treasury ETF	111,000	6,711,060
Vanguard Long-Term Treasury ETF	10,000	574,000
Vanguard S&P 500 ETF	3,400	2,136,594

Total Unaffiliated Exchange-Traded Funds (cost $11,739,371)		12,101,622
Options Purchased*~ 24.1%
(cost $17,965,859)		18,759,072

Total Long-Term Investments (cost $64,976,793)		66,664,195

Short-Term Investments 14.0%
Affiliated Mutual Fund 6.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $4,921,011)(wb)	4,921,011	4,921,011

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 7.7%
U.S. Treasury Bills	3.833%	01/06/26	4,000	3,984,816

U.S. Treasury Bills	4.052	12/02/25	2,000	1,999,784

Total U.S. Treasury Obligations (cost $5,984,516)				5,984,600

Total Short-Term Investments (cost $10,905,527)				10,905,611

TOTAL INVESTMENTS 99.8% (cost $75,882,320)				77,569,806
Other assets in excess of liabilities 0.2%				156,404

Net Assets 100.0%				$77,726,210

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(n)	Rate shown reflects yield to maturity at purchased date.

PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/18/29	$545.00		335		34	$7,674,887
SPDR S&P 500 ETF Trust	Call	10/25/30	$675.00		635		64	11,084,185
Total Options Purchased (cost $17,965,859)								$18,759,072
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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